Financial instruments at amortized cost	12 Months Ended
Mar. 31, 2021
Income Tax Details Narrative
Financial instruments at amortized cost
23	Financial instruments at amortized cost

For the year ended March 31, 2020, the Company purchased held-to-maturity debt securities with maturities of one year and three years from a financial institution and pledged them as collateral against certain secured bank loans. As of March 31, 2021, the carrying value of long-term held-to-maturity debt securities was $523,000. The gross unrealized holding loss of the held-to-maturity debt securities was $20,000 as of March 31, 2021.